Janus Henderson Adaptive Risk Managed U.S. Equity Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
S&P 500® Minimum Volatility IndexTR (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.74%	10.27%	11.56%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.67%	9.13%	10.36%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.32%	9.73%	10.26%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.94%	10.28%	10.86%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.70%	7.87%	8.91%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.45%	7.54%	8.39%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.44%	10.70%	11.28%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.60%	10.83%	11.41%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.28%	10.57%	11.14%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.